Investments	9 Months Ended
Sep. 30, 2025
Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
14 INVESTMENTS
14.1 Investments breakdown

	09/30/2025	12/31/2024

Investments in associates and joint ventures	265,190	453,371
Goodwill	189,846	225,486
Other investments evaluated at fair value through other comprehensive income	962,341	1,138,066
	1,417,377	1,816,923

Investments	1,422,565	1,816,923
Provision for loss on investments in subsidiaries	(5,188)
	1,417,377	1,816,923
14.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			09/30/2025	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	09/30/2025	12/31/2024	09/30/2025	09/30/2024
Associate
Foreign
Ensyn Corporation	(20,917)	(76,085)	24.80%	(5,187)	2	(20,213)	(2,289)
Spinnova Plc. (1)	279,740	(217,242)	18.76%	52,479	95,254	(40,714)	(19,576)
Simplifyber, Inc.	54,672	(10,115)	13.91%	7,605	30,060	(1,407)
Allotrope Energy Ltd			20.00%	537
				55,434	125,316	(62,334)	(21,865)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	34,828	(29,371)	16.66%	5,802	2,923	(4,618)	(3,431)
Ibema Companhia Brasileira de Papel	397,748	26,873	49.90%	198,476	193,901	13,410	27,904
Foreign
F&E Technologies LLC	10,956		50.00%	5,478	6,378
Woodspin Oy (2) (3)	234,894	(26,427)	50.00%		124,853	(122,495)	(17,450)
				209,756	328,055	(113,703)	7,023

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			5.82%	3,461	4,026
Celluforce Inc.			8.28%	24,681	27,823
Nfinite Nanotechnology Inc.			4.90%	5,452	6,347
Lenzing Aktiengesellschaft			15.00%	928,747	1,099,870
				962,341	1,138,066

Goodwill (2)				189,846	225,486	(63,634)
				189,846	225,486	(63,634)

				1,417,377	1,816,923	(239,671)	(14,842)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.61 on September 30, 2025 and EUR0.95 in December 31, 2024.
(2)In June 2025, the Company and Spinnova Plc entered into a non-binding term sheet with the objective of terminating the corporate partnership in the joint venture Woodspin Oy. This will result in the Company disposing of its entire interest in both Woodspin Oy and Suzano Finland Oy to Spinnova Plc, for the amount of one euro each. As a result of this transaction, which is still subject to definitive formalization, the following accounting effects were recognized: (i) R$(117,848) related to the impairment of the investment and R$(15,636) related to the realization of other comprehensive income from the joint venture Woodspin Oy and (ii) R$(63,634) related to the write-off of goodwill from the associate Spinnova Plc. These impacts were recognized in the income (loss) from associates and joint ventures line item
(3)In August 2025, as part of the ongoing process of divesting its investment in Spinnova Plc, the Company entered into a Share Purchase Agreement (“SPA”) and recognized an accounting effect in the amount of R$(28,679), related to the obligation to make an additional capital contribution, as stipulated in the closing conditions of the transaction..